Finance Receivables And Loans, Net (Average Balance And Interest Income Of Impaired Finance Receivables) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	$ 654	$ 1,316	$ 1,439
Impaired Financing Receivable, Interest Income, Accrual Method	29	37	56
Consumer Portfolio Segment [Member] | Consumer Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	575	1,190	1,186
Impaired Financing Receivable, Interest Income, Accrual Method	25	32	47
Consumer Portfolio Segment [Member] | Automobile Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	295	317	278
Impaired Financing Receivable, Interest Income, Accrual Method	16	20	18
Consumer Portfolio Segment [Member] | Residential Mortgage [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	280	873	908
Impaired Financing Receivable, Interest Income, Accrual Method	9	12	29
Consumer Portfolio Segment [Member] | Mortgage Finance [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	8	12	11
Impaired Financing Receivable, Interest Income, Accrual Method	0	0	0
Consumer Portfolio Segment [Member] | Mortgage - Legacy [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	272	861	897
Impaired Financing Receivable, Interest Income, Accrual Method	9	12	29
Commercial Portfolio Segment [Member] | Commercial Loan [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	79	126	253
Impaired Financing Receivable, Interest Income, Accrual Method	4	5	9
Commercial Portfolio Segment [Member] | Commercial And Industrial Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	33	61	152
Impaired Financing Receivable, Interest Income, Accrual Method	1	2	6
Commercial Portfolio Segment [Member] | Commercial And Industrial Other [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	41	59	72
Impaired Financing Receivable, Interest Income, Accrual Method	3	3	2
Commercial Portfolio Segment [Member] | Commercial Real Estate Automobile [Member]
Financing Receivable, Impaired [Line Items]
Impaired Financing Receivable, Average Recorded Investment	5	6	29
Impaired Financing Receivable, Interest Income, Accrual Method	$ 0	$ 0	$ 1